Cover Cover	May 12, 2025
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	NRG ENERGY, INC.
Document Period End Date	May 12, 2025
Entity Central Index Key	0001013871
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15891
Entity Tax Identification Number	41-1724239
Entity Address, Address Line One	910 Louisiana Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	537-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	NRG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false